Retirement Benefit Obligations - Summary of Retirement Benefit Expense in Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans And Defined Contribution Expenses Recognized In Income Statement [abstract]
Total defined contribution expense	$ 309	$ 289	$ 290
Total defined benefit expense/(credit)	72	70	51
Total expense in Consolidated Income Statement	$ 381	$ 359	$ 341